Inventories - Inventories (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	[1]	Dec. 31, 2016
Inventory Disclosure [Abstract]
Raw materials	€ 1,238.3	€ 826.8
Work-in-process	1,537.5	1,430.7
Finished products	1,105.0	1,048.0
Inventories, gross	3,880.8	3,305.5
Provision to net realizable value	(441.3)	(349.9)		€ (382.7)
Inventories, net	€ 3,439.5	€ 2,955.6	[2]

[1]	As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[2]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.